UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22882

BMO Lloyd George Frontier Markets Equity Fund

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

Item 1. Schedule of Investments

Lloyd George Frontier Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares, Warrants or Principal Amount	Value
Common Stocks - 78.2%

Bangladesh - 0.9%
British American Tobacco Bangladesh Co., Ltd.	10,200	$310,117

Botswana - 0.9%
Letshego Holdings Ltd.	1,297,110	300,967

Cambodia - 3.1%
NagaCorp Ltd.	1,152,000	1,053,493

Colombia - 3.2%
Almacenes Exito SA	50,994	819,429
Bolsa de Valores de Colombia	25,618,510	282,093

		1,101,522

Costa Rica - 0.7%
Florida Ice & Farm Co. SA	176,388	238,964

Croatia - 1.1%
Ledo DD	242	363,531

Egypt - 6.7%
Commercial International Bank Egypt SAE GDR	232,542	1,116,201
Eastern Tobacco	24,515	529,704
Juhayna Food Industries (1)	430,357	668,676

		2,314,581

Georgia - 4.5%
Bank of Georgia Holdings PLC	36,430	1,545,528

Ghana - 0.4%
Fan Milk Ltd.	50,900	118,313

Kenya - 3.8%
Barclays Bank of Kenya Ltd.	1,405,900	266,913
British American Tobacco Kenya Ltd.	15,400	105,359
East African Breweries Ltd.	261,100	842,546
Uchumi Supermarkets Ltd.	595,500	86,914

		1,301,732

Mauritius - 2.0%
MCB Group Ltd. (1)	96,510	704,813

Netherlands - 1.4%
OCI (1)	12,900	493,952

Nigeria - 14.2%
Access Bank PLC	1,915,800	118,310
Afren PLC (1)	163,220	417,497
Cadbury Nigeria PLC	816,291	390,239
Guaranty Trust Bank PLC	11,706,260	2,152,214
Nestle Nigeria PLC	60,875	400,995
Nigerian Breweries PLC	524,850	567,905
Zenith Bank PLC	5,575,076	870,142

		4,917,302

Oman - 4.2%
BankMuscat SAOG	369,780	618,541
Oman Telecommunications Co. SAOG	195,770	841,557

		1,460,098

Pakistan - 3.1%
Lucky Cement Ltd.	289,500	1,085,552

Philippines - 2.7%
Universal Robina Corp.	276,480	941,504

Romania - 4.3%
Fondul Proprietatea SA	5,901,800	1,492,523

Senegal - 3.5%
Sonatel	27,291	1,216,508

Turkmenistan - 3.3%
Dragon Oil PLC	113,500	1,154,809

United Arab Emirates - 4.8%
Aramex PJSC	849,893	754,340
First Gulf Bank PJSC	186,687	912,354

		1,666,694

United States - 1.8%
PriceSmart, Inc.	6,881	630,644

Vietnam - 5.7%
Viet Nam Dairy Products JSC	337,890	1,964,337

Zimbabwe - 1.9%
Delta Corp. Ltd.	564,665	662,352

Total Common Stocks (identified cost $26,771,923)		27,039,836

Warrants - 8.4%

Luxembourg - 4.0%
Etihad Etisalat Co., Exercise Price: $24.50, 3/2/2017 (1)	38,553	955,343
Jarir Marketing Co., Exercise Price: $50.70, 3/2/2017 (1)	7,790	418,868

		1,374,211

United Kingdom - 4.4%
Herfy Food Services Co., Exercise Price: $27.47, 10/8/2015 (1)	22,752	863,013
Saudi Dairy & Foodstuff Co., Exercise Price: $15.20, 6/26/2015 (1)	23,095	664,300

		1,527,313

Total Warrants (identified cost $2,552,927)		2,901,524

Short-Term Investments - 1.5%

European Time Deposit - 1.5%
State Street Euro Dollar Time Deposit, 0.010%, 6/2/2014	$531,215	531,215

Total Short-Term Investments (identified cost $531,215)		531,215

Total Investments - 88.1% (identified cost $29,856,065)		30,472,575
Other Assets and Liabilities - 11.9%		4,113,111

Total Net Assets - 100.0%		$34,585,686

Lloyd George Frontier Markets Equity Fund

Industry Allocation

As of May 31, 2014

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$945,180	2.7%
Banks	7,600,203	22.0
Beverages	1,649,415	4.8
Building Materials	1,085,552	3.1
Chemicals	493,952	1.4
Closed-End Funds	1,492,523	4.3
Computers	1,154,809	3.3
Diversified Financial Services	583,060	1.7
Food	4,934,510	14.3
Holding Companies-Diversified	1,367,165	4.0
Lodging	1,053,493	3.0
Oil & Gas	417,497	1.2
Retail	1,450,073	4.2
Telecommunications	2,058,065	6.0
Transportation	754,339	2.2

Total Common Stocks	27,039,836	78.2
Warrants	2,901,524	8.4
European Time Deposit	531,215	1.5

Total Investments	30,472,575	88.1
Other Assets and Liabilities	4,113,111	11.9

Total Net Assets	$34,585,686	100.0%

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for the Fund as of May 31, 2014.

(1)	Non-income producing.

Additional Information Associated with the Schedules of Investments

1. Organization

BMO Lloyd George Frontier Markets Equity Fund (the “Fund”) was established as a Delaware statutory trust on July 3, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “interval fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). An interval fund continuously offers its shares to the public, but only offers to purchase its shares at predetermined intervals. The Fund has set quarterly repurchase intervals. The Fund’s inception date was December 18, 2013.

The Fund’s investment objective is to provide capital appreciation. The Fund invests at least 80% of its assets in equity securities of foreign companies located in frontier markets or whose primary business activities or principal trading markets are in frontier markets. Frontier markets are considered to be those markets in any country that is included in the MSCI Frontier Markets Index, certain countries in the MSCI Emerging Markets Index, and certain other countries that are not included in those indices.

2. Federal Tax Information

The identified cost for tax purposes of investments owned by each fund and their respective gross unrealized appreciation and depreciation at May 31, 2014 are as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
$29,856,065	$1,747,036	$(1,130,526)	$616,510

3. Fair Value Measurements Discussion and Disclosure

Investment Valuations - Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”). The Trustees have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Trustees. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in the Fund may be listed on foreign exchanges that do not value their listed securities at the same time the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Fund has retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Fund has adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended May 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. The Fund did not hold any Level 3 securities during the period ended May 31, 2014. It is the Fund’s policy to recognize transfers between category levels at the end of the period.

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Funds’ assets:

Lloyd George Frontier Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$27,039,836	$—	$—	$27,039,836
Warrants	2,901,524	—	—	2,901,524
Short-Term Investments	—	531,215	—	531,215

Total	$29,941,360	$531,215	$—	$30,472,575

(1)	All sub-categories within Common Stocks represent their respective evaluation status.

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended May 31, 2014 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Lloyd George Frontier Markets Equity Fund

/s/ John M. Blaser
By: John M. Blaser
President
July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
July 25, 2014

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
July 25, 2014